UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number:

  This Amendment (Check only one.):
                                     |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nierenberg Investment Management Company, Inc.
Address: 19605 NE 8th Street
         Camas, WA 98607

13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Nierenberg
Title: President
Phone: 360-604-8600

Signature, Place, and Date of Signing:


DAVID NIERENBERG, Camas, WA May 15, 2006

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:                -0-

Form 13F Information Table Entry Total:           14

Form 13F Information Table Value Total:     $453,809
                                          (thousands)

List of Other Included Managers: NONE

Form 13F Information Table

                               TITLE OF             VALUE     SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER              CLASS      CUSIP   (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
-----------------------        --------  --------- --------   -------   ---   ----   -------  ----------  --------  -------- -------
BROOKS AUTOMATION INC          Common    114340102  54,140   3,802,000                 sole       n/a     3,802,000
CREDENCE SYSTEMS CORP          Common    225302108  36,887   5,025,426                 sole       n/a     5,025,426
ELECTRO SCIENTIFIC INDS INC    Common    285229100  43,707   1,975,012                 sole       n/a     1,975,012
KOREA EQUITY FUND              Common    50063B104   4,230     381,100                 sole       n/a       381,100
KOREA FUND                     Common    500634100  21,100     553,800                 sole       n/a       553,800
MEDCATH CORPORATION            Common    58404W109  33,439   1,748,916                 sole       n/a     1,748,916
METALLIC VENTURES GOLD INC     Common    591253109  20,648   8,782,461                 sole       n/a     8,782,461
METALLIC VENTURES GOLD-WTS     Common    591253109      95     371,700                 sole       n/a       371,700
MEXICAN RESTAURANTS INC        Common    59283R104  15,485   1,192,956                 sole       n/a     1,192,956
NATUS MEDICAL INC              Common    639050103  71,933   3,508,914                 sole       n/a     3,508,914
PEDIATRIC SVCS OF AMERICA      Common    705323103  20,421   1,453,444                 sole       n/a     1,453,444
RADISYS CORP                   Common    750459109  40,853   2,058,101                 sole       n/a     2,058,101
SUPERIOR ENERGY SERVICES INC   Common    868157108  62,113   2,318,500                 sole       n/a     2,318,500
YAMANA GOLD INC                Common    98462Y100  28,759   3,105,700                 sole       n/a     3,105,700